Average Annual Total Returns - Strategy Shares Gold Enhanced Yield ETF		12 Months Ended	55 Months Ended
		Dec. 31, 2025	Dec. 31, 2025
Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[1]	7.30%	0.21%
Bloomberg U.S. Corporate TR Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[1]	7.77%	0.70%
Strategy Shares Gold Enhanced Yield ETF
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent		57.44%	11.88%
Performance Inception Date		May 17, 2021
Strategy Shares Gold Enhanced Yield ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		52.25%	10.11%
Strategy Shares Gold Enhanced Yield ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		33.54%	8.43%

[1]	The Fund has changed its primary benchmark from the Bloomberg U.S. Corporate TR Index to the Bloomberg U.S. Aggregate Bond Index to comply with new regulatory requirements.